Interest and Finance Costs, Net - Schedule of Interest and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pyxis Maritime Corporation
Interest on long-term debt	$ 4,184	$ 5,122	$ 3,835
Interest on promissory note	452	395	213
Long-term debt prepayment fees			56
Amortization and write-off of financing costs	328	258	386
Total	$ 4,964	$ 5,775	$ 4,490